SECURED BORROWINGS, 2020 Term Loan (Details) - Secured Borrowings [Member] $ in Thousands		12 Months Ended
	Oct. 15, 2020 USD ($) Aircraft	Dec. 31, 2020 USD ($) Appraiser	Dec. 31, 2019 USD ($)
Secured Borrowings [Abstract]
Principal amount outstanding		$ 1,669,056	$ 1,717,483
2020 Term Loan [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	$ 180,000	$ 180,000	$ 0
Number of aircraft serving as security | Aircraft	11
Maturity date		Oct. 15, 2025
Period prior to maturity date of 2024 Notes		30 days
Percentage of discount issued		4.50%
Periodic payment frequency		quarterly
Quarterly principal payments percentage		1.25%
Number of independent appraisers | Appraiser		3
2020 Term Loan [Member] | Maximum [Member]
Secured Borrowings [Abstract]
LTV ratio		70.00%
2020 Term Loan [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Basis spread on variable rate		6.00%
Floor interest rate		1.00%